Organization and Business		9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business

Note 1 – Organization and Business

BTCS Labs Inc. (“Labs” or the “Company”) was incorporated in Nevada on December 24, 2024. The Company’s mission is to promote and advance decentralized finance (“DeFi”) and blockchain ecosystems.

The Company has not yet commenced planned principal operations or generated revenues. Activities since inception have been limited to organizational matters, capital formation, and preparation of this registration statement. Accordingly, the Company’s financial statements should be viewed in light of the risks and uncertainties typically associated with development stage enterprises.

Note 1 – Organization and Business

BTCS Labs Inc. (“Labs” or the “Company”) is a public benefit corporation incorporated in Nevada on December 24, 2024. The Company’s mission is to promote and advance decentralized finance (“DeFi”) and blockchain ecosystems in alignment with its specific public benefit purpose and chartered obligations as a Nevada public benefit corporation.

The Company has not yet commenced planned principal operations or generated revenues. Activities since inception have been limited to organizational matters, capital formation, and preparation of this registration statement. Accordingly, the Company’s financial statements should be viewed in light of the risks and uncertainties typically associated with development stage enterprises.